Northern Lights Fund Trust

         Chadwick & D'Amato Fund

Incorporated herein by reference is the definitive version of the supplement for Chadwick & D'Amato Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 15, 2014, (SEC Accession No. 0000910472-14-004189).